INVESTMENTS, DEBT AND DERIVATIVES - Schedule of Reconciliation of Cash Flows From Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INVESTMENTS, DEBT AND DERIVATIVES - Schedule of Reconciliation of Cash Flows From Financing Activities (Details) [Line Items]
Liabilities arising from financing activities at beginning of period	$ 894	$ 898
Cash flows
Proceeds from borrowings, net of fees paid	7
Repayment of debt	(743)	(29)
Interest paid	(77)	(78)
Non-cash movements
Loan Note receipt	178
Interest and fee accruals	79	80
Lease additions, disposals, impairment and modifications	118	76
Foreign currency translation	24	(42)
Other non-cash movements		(11)
Warrants issued	27
Put option exercised	(7)
Other financial liabilities	16
Liabilities arising from financing activities at end of period	516	894	898
Bonds and interest accrued on bonds
INVESTMENTS, DEBT AND DERIVATIVES - Schedule of Reconciliation of Cash Flows From Financing Activities (Details) [Line Items]
Liabilities arising from financing activities at beginning of period	591	602
Cash flows
Proceeds from borrowings, net of fees paid	7
Repayment of debt	(583)
Interest paid	(19)	(25)
Non-cash movements
Loan Note receipt
Interest and fee accruals	18	26
Lease additions, disposals, impairment and modifications
Foreign currency translation	26	(12)
Other non-cash movements
Warrants issued
Put option exercised
Other financial liabilities
Liabilities arising from financing activities at end of period	40	591	602
Loan note VEON Amsterdam
INVESTMENTS, DEBT AND DERIVATIVES - Schedule of Reconciliation of Cash Flows From Financing Activities (Details) [Line Items]
Liabilities arising from financing activities at beginning of period		4
Cash flows
Proceeds from borrowings, net of fees paid
Repayment of debt	(123)
Interest paid
Non-cash movements
Loan Note receipt	178
Interest and fee accruals	2
Lease additions, disposals, impairment and modifications
Foreign currency translation
Other non-cash movements		(4)
Warrants issued
Put option exercised
Other financial liabilities
Liabilities arising from financing activities at end of period	57		4
Lease liabilities
INVESTMENTS, DEBT AND DERIVATIVES - Schedule of Reconciliation of Cash Flows From Financing Activities (Details) [Line Items]
Liabilities arising from financing activities at beginning of period	294	281
Cash flows
Proceeds from borrowings, net of fees paid
Repayment of debt	(37)	(29)
Interest paid	(58)	(53)
Non-cash movements
Loan Note receipt
Interest and fee accruals	59	54
Lease additions, disposals, impairment and modifications	118	76
Foreign currency translation	(2)	(30)
Other non-cash movements		(5)
Warrants issued
Put option exercised
Other financial liabilities
Liabilities arising from financing activities at end of period	374	294	281
Warrants
INVESTMENTS, DEBT AND DERIVATIVES - Schedule of Reconciliation of Cash Flows From Financing Activities (Details) [Line Items]
Liabilities arising from financing activities at beginning of period
Cash flows
Proceeds from borrowings, net of fees paid
Repayment of debt
Interest paid
Non-cash movements
Loan Note receipt
Interest and fee accruals
Lease additions, disposals, impairment and modifications
Foreign currency translation
Warrants issued	27
Put option exercised	0
Other financial liabilities
Liabilities arising from financing activities at end of period	27
Put option liabilities
INVESTMENTS, DEBT AND DERIVATIVES - Schedule of Reconciliation of Cash Flows From Financing Activities (Details) [Line Items]
Liabilities arising from financing activities at beginning of period	9	11
Cash flows
Proceeds from borrowings, net of fees paid
Repayment of debt
Interest paid
Non-cash movements
Loan Note receipt
Interest and fee accruals
Lease additions, disposals, impairment and modifications
Foreign currency translation
Other non-cash movements		(2)
Warrants issued
Put option exercised	(7)
Other financial liabilities
Liabilities arising from financing activities at end of period	2	9	$ 11
Other financial liabilities
INVESTMENTS, DEBT AND DERIVATIVES - Schedule of Reconciliation of Cash Flows From Financing Activities (Details) [Line Items]
Liabilities arising from financing activities at beginning of period
Cash flows
Proceeds from borrowings, net of fees paid
Repayment of debt
Interest paid
Non-cash movements
Loan Note receipt
Interest and fee accruals
Lease additions, disposals, impairment and modifications
Foreign currency translation
Warrants issued
Put option exercised
Other financial liabilities	16
Liabilities arising from financing activities at end of period	$ 16